Lease Liabitity - Schedule of Lease Liabitity (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 AED (د.إ)	Dec. 31, 2022 AED (د.إ)
Lease Liabitity [Abstract]
Payable after one year (within 2 years)	$ 137,268	د.إ 504,048		د.إ 1,256,274
Payable within one year	238,785	876,818		923,889
Lease liabitity	$ 376,053	د.إ 1,380,866	$ 593,726	د.إ 2,180,163	د.إ 2,845,158